SHARE BASED COMPENSATION - Options granted to employees (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Jan. 25, 2021 shares	Jan. 18, 2019 shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares
Aggregated intrinsic value
Total weighted average grant-date fair value RSUs (in US dollars per share) | $ / shares			$ 1.0916
2019 Plan
Number of options
Outstanding, at the beginning of period | shares			34,186,296	34,186,296	59,261,584	59,261,584
Granted | shares		79,015,500	2,795,601	2,795,601	25,917,240	25,917,240	79,015,500	79,015,500
Vested | shares			(19,617,776)	(19,617,776)	(18,499,536)	(18,499,536)	(19,753,888)	(19,753,888)
Forfeit | shares			(2,370,736)	(2,370,736)	(32,492,992)	(32,492,992)
Outstanding, at the end of period | shares			14,993,385	14,993,385	34,186,296	34,186,296	59,261,584	59,261,584
Vested and expected to vest at the end of period | shares			14,993,385
Exercisable at the end of period | shares			45,459,688
Weighted-average exercise price
Outstanding, at the beginning of period | $ / shares			$ 0.0002		$ 0.0002
Granted | $ / shares			0.0002		0.0002		$ 0.0002
Vested | $ / shares			0.0002		0.0002		0.0002
Forfeit | $ / shares			0.0002		0.0002
Outstanding, at the end of period | $ / shares			0.0002		$ 0.0002		$ 0.0002
Vested and expected to vest at the end of period | $ / shares			0.0002
Exercisable at the end of period | $ / shares			$ 0.0002
Weighted-average grant-date fair value
Outstanding, at the beginning of period | $			$ 19,985		$ 32,284
Granted | $			2,984		16,387		$ 43,045
vested | $			12,181		10,985		10,761
Forfeit | $			1,292		17,701
Outstanding, at the end of period | $			9,496		$ 19,985		$ 32,284
Vested and expected to vest at the end of period | $			9,496
Exercise at the end of period | $			$ 27,168
Weighted-average remaining contractual term
Weighted-average remaining contractual term of outstanding stock options			7 years	7 years	8 years	8 years	9 years	9 years
Aggregated intrinsic value
Outstanding, at the beginning of period | $			$ 36,237		$ 291,567
Outstanding, at the end of period | $			17,692		$ 36,237		$ 291,567
Vested and expected to vest | $			17,692
Exercisable | $			$ 53,642
Closing price of shares | $ / shares			$ 1.0675		$ 0.6323
Vesting of stock options (in shares) | shares			19,617,776	19,617,776	18,499,536	18,499,536	19,753,888	19,753,888
Term (in years)		10 years
2019 Plan | ADSs
Aggregated intrinsic value
Closing price of shares | $ / shares							$ 39.36
2021 plan
Number of options
Vested | shares			(31,943,824)	(31,943,824)			(19,753,888)	(19,753,888)
Forfeit | shares			(6,368,184)	(6,368,184)
Weighted-average grant-date fair value
Granted | $			$ 44,585,350
vested | $			(35,084,762)
Forfeit | $			(6,749,550)
Outstanding, at the end of period | $			$ 2,751,038
Number of RSUs
Granted | shares			(40,842,760)	(40,842,760)
Vested | shares			(31,943,824)	(31,943,824)
Outstanding, at the end of period | shares			2,530,752	2,530,752
Aggregated intrinsic value
Total weighted average grant-date fair value (in US dollars per share) | $ / shares			$ 1.0673		$ 0.6323		$ 0.5448
Unrecognized share-based compensation expense | $			$ 5,842
Weighted average period to recognize unrecognized share-based compensation expense (in years)			8 months 1 day	8 months 1 day
Vesting of stock options (in shares) | shares			31,943,824	31,943,824			19,753,888	19,753,888
Term (in years)	10 years
2021 plan | ADSs
Aggregated intrinsic value
Closing price of shares | $ / shares			$ 9.44		8.50		$ 39.36
Maximum number of shares authorized | shares	27,846,154
2021 plan | Ordinary shares
Aggregated intrinsic value
Closing price of shares | $ / shares			$ 1.18		$ 1.06		$ 4.92
Maximum number of shares authorized | shares	222,769,232
2021 plan | Sales and marketing expenses
Aggregated intrinsic value
Share-based compensation expense			$ 1,441	¥ 9,185		¥ 0		¥ 0
2021 plan | General and administrative expenses
Aggregated intrinsic value
Share-based compensation expense			$ 46,064	¥ 293,549		¥ 22,029		¥ 152,285